As filed with the U.S. Securities and Exchange Commission on
                                 October 2, 2000
                  Investment Company Act File No. 811-09881
       -----------------------------------------------------------------


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                            -------------------------

                                    FORM N-2

                        (CHECK APPROPRIATE BOX OR BOXES)

|X|   REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
      ACT OF 1940


|X|   Amendment No. 2

                            -------------------------

                   J.P. Morgan Hedge Fund Series/alpha, L.L.C.
        (formerly, J.P. Morgan Multi-Manager Strategies Fund II, L.L.C.)
               (Exact name of Registrant as specified in Charter)

                       c/o J.P. Morgan & Co., Incorporated
                                522 Fifth Avenue
                            New York, New York 10036
                    (Address of principal executive offices)

               Registrant's Telephone Number, including Area Code:

                                 (212) 483-2323

                            -------------------------

                            STEVEN M. GREENSPAN, ESQ.
                       c/o J.P. Morgan & Co., Incorporated
                                522 Fifth Avenue
                            New York, New York 10036
                     (Name and address of agent for service)

                                    Copy to:
                             STUART H. COLEMAN, ESQ.
                          Stroock & Stroock & Lavan LLP
                                 180 Maiden Lane
                          New York, New York 10038-4982

                            -------------------------

                                    FORM N-2

                   J.P. Morgan Hedge Fund Series/alpha, L.L.C.


                           PART C - OTHER INFORMATION

ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

         (1)      Financial Statements:

                  Because the Registrant has no assets, financial statements are omitted.

         (2)      Exhibits:


                  (a)      (1)      Certificate of Formation.*
                           (2)      Limited Liability Company Agreement.**
                  (b)      Not Applicable.
                  (c)      Not Applicable.
                  (d)      See Item 24(2)(a)(2).
                  (e)      Not Applicable.
                  (f)      Not Applicable.
                  (g)      Investment Advisory Agreement.***
                  (h)      Not Applicable.
                  (i)      Not Applicable.
                  (j)      Custodian Services Agreement.
                  (k)      (1)      Management and Administration Agreement.***
                           (2)      Administration, Accounting and Investor
                                    Services Agreement.
                  (l)      Not Applicable.
                  (m)      Not Applicable.
                  (n)      Not Applicable.
                  (o)      Not Applicable.
                  (p)      Not Applicable.
                  (q)      Not Applicable.
                  (r) Code of Ethics of the Fund, of J.P. Morgan Securities Inc. and of J.P. Morgan Investment Management Inc.***

         --------------
         *  Previously filed on March 31, 2000.
         ** See Appendix A2 of Confidential Offering Memorandum.
        *** Previously filed on August 2, 2000.

ITEM 25.  MARKETING ARRANGEMENTS

         Not Applicable.

ITEM 26.   OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

         Blue Sky fees and expenses (including Fees of Counsel)......$  25,000
         Legal and accounting fees and expenses......................$ 125,000
         Printing engraving and offering expenses....................$  90,000
         Miscellaneous...............................................$  10,000
                                                                     ---------
                                                                     $ 250,000

ITEM 27.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

          After completion of the private offering of interests, the Registrant expects that no person will be directly or indirectly controlled by, or under common control with, the Registrant.

ITEM 28.   NUMBER OF HOLDERS OF SECURITIES

Title of Class            Number of Record Holders
--------------            ------------------------
Interests                 1   (The Registrant anticipates
                              that as a result of the private
                              offering of interests there will
                              be more than 100 record holders
                              of such interests in the future.)

ITEM 29.   INDEMNIFICATION

          Reference is made to Section 3.7 of the Registrant's Limited Liability Company Agreement (the "LLC Agreement"). The Registrant hereby undertakes that it will apply the indemnification provision of the LLC Agreement in a manner consistent with Release 40-11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"), so long as the interpretation therein of Sections 17(h) and 17(i) of the 1940 Act remains in effect.

          The Registrant, in conjunction with the Adviser, the Registrant's directors and other registered management investment companies managed by the Adviser or its affiliates, maintains insurance on behalf of any person who is or was an independent director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as an individual general partner, director, officer, employee or agent of another managed investment company, against certain liability asserted against and incurred by, or arising out of, his or her position. However, in no event will the Registrant pay that portion of the premium, if any, for insurance to indemnify any such person or any act for which the Registrant itself is not permitted to indemnify.

ITEM 30.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

          A description of any other business, profession, vocation, or employment of a substantial nature in which the investment adviser of the Registrant, and each member, director, executive officer, or partner of any such investment adviser, is or has been, at any time during the past two fiscal years, engaged in for his or her own account or in the capacity of member, director, officer, employee, partner or trustee, is set forth in the Registrant's Confidential Memorandum in the section entitled "THE ADVISER." Information as to the directors and officers of J.P. Morgan Investment Management Inc. is included in its Form ADV as filed with the Commission (File No. 801-21011), and is incorporated herein by reference.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

          PFPC Inc. maintains certain required accounting related and financial books and records of the Registrant at PFPC Inc., 103 Bellevue Parkway, 4th Floor, Wilmington, DE 19809. The other required books and records are maintained by the Adviser c/o J.P. Morgan Investment Management Inc., 522 Fifth Avenue, New York, New York 10036.

ITEM 32.  MANAGEMENT SERVICES

          Not Applicable.

ITEM 33.  UNDERTAKINGS

          Not Applicable.

                                    FORM N-2

                   J.P. Morgan Hedge Fund Series/alpha, L.L.C.

                                   SIGNATURES

          Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 2nd day of October, 2000.


                            J.P. Morgan Hedge Fund Series/alpha, L.L.C.


                        By: /s/ Joseph Bertini
                            --------------------------------
                            Name:  Joseph Bertini
                            Title: Authorized Representative

                                    FORM N-2

                   J.P. Morgan Hedge Fund Series/alpha, L.L.C.

                                 EXHIBIT INDEX

EXHIBIT NUMBER      DOCUMENT DESCRIPTION

  (j)               Custodian Services Agreement.

  (k)(2)            Administration, Accounting and Investor Services Agreement.